Recovery of Erroneously Awarded Compensation	12 Months Ended
Sep. 30, 2024
Restatement Determination Date:: 2024-09-30
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	We have adopted a clawback policy to provide for the recovery of erroneously-awarded incentive compensation, as required by the Dodd-Frank Act, final SEC rules and applicable listing standards.